Financial Instruments - Maturity Dates for Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 803	$ 667
Accrued liabilities	3,064	2,346
Long-term debt	14,694	21,453
Other long-term liabilities	8,384	7,564
Interest and other financing expense	743	828	$ 912
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	14,781	$ 21,560
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,000
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,906
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	7,624
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable	803
Accrued liabilities	3,064
Other long-term liabilities	282
Lease payments included In liablities	185
Liquidity risk | Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,000
Interest and other financing expense	650
Liquidity risk | 1 to less than 2 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	181
Lease payments included In liablities	149
Liquidity risk | 1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,906
Interest and other financing expense	583
Liquidity risk | 2 to less than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	430
Lease payments included In liablities	426
Liquidity risk | 2 to less than 5 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	3,251
Interest and other financing expense	1,503
Liquidity risk | Thereafter
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	824
Lease payments included In liablities	824
Liquidity risk | Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	7,624
Interest and other financing expense	$ 3,971